As filed with the Securities and Exchange Commission on November 26, 2021

File No. 333-201919
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 15  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 332 ☒

Protective Variable Annuity

Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

BRADFORD RODGERS, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 26, 2021 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on _____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

☒ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Explanatory Note

This Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until December 26, 2021, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 11 on June 16, 2021 (SEC Accession Number 0001104659-21-081903), pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 14 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 11.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on November 26, 2021.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	November 26, 2021
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President, and	November 26, 2021
Steven G. Walker		Chief Financial Officer (Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	November 26, 2021
Michael G. Temple

*BY:	/S/ BRADFORD RODGERS		November 26, 2021
Bradford Rodgers
Attorney-in-Fact